Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 592	$ 609	$ 552	$ 650	$ 650
Provision	24	21	82	77	108
Charge-offs, net of recoveries	(25)	(20)	(69)	(57)	(105)
Foreign currency translation and other	2	(30)	28	(90)	(101)
Ending balance	593	580	593	580	552
Ending Balance: Individually Evaluated for Impairment	344	333	344	333	312
Ending Balance: Collectively Evaluated for Impairment	249	247	249	247	240
Financing receivables, net	18,638	18,867	18,638	18,867	19,001
Ending Balance: Individually Evaluated for Impairment	866	1,241	866	1,241	1,183
Ending Balance: Collectively Evaluated for Impairment	17,772	17,626	17,772	17,626	17,818
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	404	433	394	468	468
Provision	10	17	38	54	81
Charge-offs, net of recoveries	(20)	(17)	(58)	(52)	(92)
Foreign currency translation and other	3	(24)	23	(61)	(63)
Ending balance	397	409	397	409	394
Ending Balance: Individually Evaluated for Impairment	200	209	200	209	187
Ending Balance: Collectively Evaluated for Impairment	197	200	197	200	207
Financing receivables, net	10,118	10,605	10,118	10,605	10,344
Ending Balance: Individually Evaluated for Impairment	326	451	326	451	416
Ending Balance: Collectively Evaluated for Impairment	9,792	10,154	9,792	10,154	9,928
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	188	176	158	182	182
Provision	14	4	44	23	27
Charge-offs, net of recoveries	(5)	(3)	(11)	(5)	(13)
Foreign currency translation and other	(1)	(6)	5	(29)	(38)
Ending balance	196	171	196	171	158
Ending Balance: Individually Evaluated for Impairment	144	124	144	124	125
Ending Balance: Collectively Evaluated for Impairment	52	47	52	47	33
Financing receivables, net	8,355	8,179	8,355	8,179	8,611
Ending Balance: Individually Evaluated for Impairment	540	790	540	790	767
Ending Balance: Collectively Evaluated for Impairment	7,815	7,389	7,815	7,389	7,844
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, net	165	83	165	83	46
Ending Balance: Collectively Evaluated for Impairment	$ 165	$ 83	$ 165	$ 83	$ 46